UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             1/22/00
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:               112
Form 13F Information Table Value Total:           $367820
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: DECEMBER 31, 2000

                                                            FORM 13F-HR
                                                         qtr ending 6/30/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

Apple Computer Inc.          OTC IS       037833100            581        25000   SH            x                  25000
Ace Ltd                      COMMON       G0070K103           1955        50000   SH            x                  50000
Abercrombie & Fitch Co. cl A COMMON       002896207            890        20000   SH            x                  20000
Allstate Corp.               COMMON       020002101           2200        50000   SH            x                  50000
American Express Co.         COMMON       025816109           1358        35000   SH            x                  35000
AMR Corp                     COMMON       001765106            361        10000   SH            x                  10000
Amgen Inc.                   OTC IS       031162100           6007        99000   SH            x                  99000
Appled Materials Inc.        OTC IS       038222105           8593       175000   SH            x                 175000
Applied Micro Circuits Corp. OTC IS       03822W109           1720       100000   SH            x                 100000
Atmel Corp.                  OTC IS       049513104           1349       100000   SH            x                 100000
Avnet Inc.                   COMMON       053807103           2690       120000   SH            x                 120000
Baker Hughes Inc.            COMMON       057224107           1675        50000   SH            x                  50000
Bank of Bermuda              OTC IS       G07644100           2473        47100   SH            x                  47100
Bank of New York             COMMON       064057102           2400        50000   SH            x                  50000
Best Buy Inc.                COMMON      0865106101           4129        65000   SH            x                  65000
BJ Services Co.              COMMON       055482103           3045       105000   SH            x                 105000
Boise Cascade Corp.          COMMON       097383103           1055        30000   SH            x                  30000
Boeing Co.                   COMMON       097023105           2502        45000   SH            x                  45000
Biogen Inc.                  OTC IS       090597105           1631        30000   SH            x                  30000
Broadcom Corp.               OTC IS       111320107           4383       102500   SH            x                 102500
Bay View Capital Corp.       COMMON       07262L101            731        97700   SH            x                  97700
Citigroup Inc.               COMMON       172967101           4095        77500   SH            x                  77500
Circuit City Stores          COMMON       172737108           2880       160000   SH            x                 160000
Clear Channel Comm.          COMMON       184502102           3762        60000   SH            x                  60000
Chevron Corp.                COMMON       166751107            453         5000   SH            x                   5000
CNF Transportation Inc.      COMMON       12612W104           1413        50000   SH            x                  50000
Cisco Systems Inc.           OTC IS       17275R102           3822       210000   SH            x                 210000
Comcast Corp.-Sp. Cl. A      OTC IS       200300200           8463       195000   SH            x                 195000
CSX Corp.                    COMMON       126408103           3624       100000   SH            x                 100000
Cablevision Systems Corp.    COMMON       12686C109           5850       100000   SH            x                 100000
Cooper Cameron Corp          COMMON       216640102           1953        35000   SH            x                  35000
Danaher Corp                 COMMON       235851102           3920        70000   SH            x                  70000
Dell Computer Corp.          OTC IS       247025109            392        15000   SH            x                  15000
Walt Disney Co Holdings      COMMON       254687106           4261       147500   SH            x                 147500
Dow Chemical Corp.           COMMON       260543103            831        25000   SH            x                  25000
Dow Jones & Co.              COMMON       260561105           2388        40000   SH            x                  40000
Echostar Communications Co.  OTC IS       278762109           3242       100000   SH            x                 100000
Ensco International Inc.     COMMON       26874Q100           1404        60000   SH            x                  60000
Exodus Communications Inc.   OTC IS       302088109            412       200000   SH            x                 200000
Extreme Networks Inc.        OTC IS       30226D106            738        25000   SH            x                  25000
Fannie Mae                   COMMON       313586109           2126        25000   SH            x                  25000
Finisar Corp.                OTC IS       31787A101            934        50000   SH            x                  50000
Freddie Mac                  COMMON       313400301           1701        25000   SH            x                  25000
Genentech Inc.               COMMON       368710406           6061       110000   SH            x                 110000
General Motors Corp.         COMMON       370442105           6435       100000   SH            x                 100000
General Motors Cl. H         COMMON       370442832           5111       245000   SH            x                 245000
Global Marine Inc.           COMMON       379352404           1863       100000   SH            x                 100000
Genta Inc.                   OTC IS       37245M207            951        71000   SH            x                  71000
Goldman Sachs Group Inc.     COMMON       38141G104           8580       100000   SH            x                 100000
HCC Insurance Holdings Inc.  COMMON       404132102            588        24000   SH            x                  24000
Hartford Financial Service   COMMON       416515104           5130        75000   SH            x                  75000
Home Depot Inc.              COMMON       437076102           9776       210000   SH            x                 210000
Honeywell Int'l Inc.         COMMON       438516106           4899       140000   SH            x                 140000
I2 Technologies Inc.         OTC IS       465754109           4158       210000   SH            x                 210000
Immunomedics Inc.            OTC IS       452907108           3157       147500   SH            x                 147500
International Paper Co.      COMMON       460146103           2678        75000   SH            x                  75000
Instinet Group Inc.          OTC IS       457750107           3122       167500   SH            x                 167500
JDS Uniphase Corp            OTC IS       46612J101           4118       329400   SH            x                 329400
Juniper Networks             OTC IS       48203R104           1244        40000   SH            x                  40000
Kimberly Clark Corp.         COMMON       494368103            839        15000   SH            x                  15000
King Pharmaceuticals Inc.    COMMON       495582108           2688        50000   SH            x                  50000
Knight Ridder Inc.           COMMON       499040103           2965        50000   SH            x                  50000
Laboratory Corp America
  Hldgs                      COMMON       50540R409           5383        70000   SH            x                  70000
Lockheed Martin Corp.        COMMON       539830109            556        15000   SH            x                  15000
Louis Dreyfus Natural Gas    COMMON       546011107           5228       150000   SH            x                 150000
Merck & Co. Inc.             COMMON       589331107           2556        40000   SH            x                  40000
Merrill Lynch & Co.          COMMON       590188108           2963        50000   SH            x                  50000
Metro-Goldwyn-Mayer Inc.     COMMON       591610100           6795       300000   SH            x                 300000
Motorola Inc.                COMMON       620076109            414        25000   SH            x                  25000
Mylan Labs Inc.              COMMON       628530107           2844       101100   SH            x                 101100
NASDAQ 100 shares            COMMON       631100104          22165       485000   SH            x                 485000
New York Times               COMMON       650111107           2520        60000   SH            x                  60000
TNPC Inc.                    COMMON       652463100           5704       633800   SH            x                 633800
Nike Inc. Cl. B              COMMON       654106103           5249       125000   SH            x                 125000
Nextel Communications Inc.   OTC IS       65333F107           2625       150000   SH            x                 150000
Noble Drilling Corp.         COMMON       655042109            983        30000   SH            x                  30000
Optimal Robotics Corp.       OTC IS       68388R208            285         7500   SH            x                   7500
Omnicom Group Inc.           COMMON       681919106           4300        50000   SH            x                  50000
Parker Hannifin Corp.        COMMON       701094104           1273        30000   SH            x                  30000
Partner re Ltd.              COMMON       G6852T105           2216        40000   SH            x                  40000
Philip Morris Co. Inc.       COMMON       718154107           2284        45000   SH            x                  45000
Pharmacia Corp.              COMMON       71713U102           1007        20000   SH            x                  20000
Procter & Gamble Co.         COMMON       742718109           4785        75000   SH            x                  75000
Peabody Energy Corp.         COMMON       704549104           2129        65000   SH            x                  65000
PMC-Sierra Inc.              OTC IS       69344F106           1933        62200   SH            x                  62200
Phoenix Companies Onc.       COMMON       71902E102           3720       200000   SH            x                 200000
RF Micro Devices Inc.        OTC IS       749941100            674        25000   SH            x                  25000
Reliant Resources Inc.       COMMON       75952B105           4940       200000   SH            x                 200000
Ratheon Co.                  COMMON       755111507           1328        50000   SH            x                  50000
S&P Depository Receipts Tr.  COMMON       78462F103          24520       200000   SH            x                 200000
Solectron Corp.              COMMON       834182107           3660       200000   SH            x                 200000
Service Corp. Int'l.         COMMON       817565104            859       135000   SH            x                 135000
Smith International inc.     COMMON       832110100           5431        90000   SH            x                  90000
Sun Microsystems Inc         OTC IS       866810101            472        30000   SH            x                  30000
TheStreet.com                OTC IS       88368Q103            446       297500   SH            x                 297500
Target Corp.                 COMMON       87612E106            692        20000   SH            x                  20000
Temple Inland Inc.           COMMON       879868107           1066        20000   SH            x                  20000
Texas Instruments Inc.       COMMON       882508104           3509       110000   SH            x                 110000
Tibco Software Inc.          OTC IS       88632Q103           2554       200000   SH            x                 200000
Triquent Semiconductor       OTC IS       89674K103           2250       100000   SH            x                 100000
Universal Health Services
  Cl. B                      COMMON       913903100           5496       120800   SH            x                 120800
Viacom Cl. B                 COMMON       925524308           2588        50000   SH            x                  50000
Vignette Corp.               OTC IS       926734104           2040       230000   SH            x                 230000
Wal Mart Stores Inc.         COMMON       931142103           7808       160000   SH            x                 160000
Weatherford International    COMMON       947074100           2880        60000   SH            x                  60000
Wells Fargo & Co.            COMMON       949746101           3482        75000   SH            x                  75000
Wellpoint Health Networks    COMMON       94973H108           4712        50000   SH            x                  50000
Wild Oats Markets            OTC IS       96808B107            416        40000   SH            x                  40000
Worldcom Inc.                OTC IS       98157D106           1207        85000   SH            x                  85000
Xilinx Inc.                  OTC IS       983919101           3918        95000   SH            x                  95000
Xoma Corp.                   OTC IS       G9825R107           2088       122400   SH            x                 122400
Yahoo Inc.                   OTC IS       984332106           4112       205700   SH            x                 205700
                                          Total             367820